Business Transfer Agreement with Wockhardt Limited	12 Months Ended
Mar. 31, 2020
Disclosure of Business Transfer Agreement with Wockhardt Limited [Abstract]
Business Transfer Agreement with Wockhardt Limited
39.
Business Transfer Agreement with Wockhardt Limited

In February 2020, the Company signed a Business Transfer Agreement (“BTA”) with Wockhardt Limited (“Wockhardt”) to acquire select divisions of its branded generics business in India and the territories of Nepal, Sri Lanka, Bhutan and Maldives for a consideration of Rs.18,500.

The business comprises of a portfolio of 62 brands in multiple therapy areas, such as respiratory, neurology, venous malformations, dermatology, gastroenterology, pain and vaccines. This entire portfolio would be transferred to the Company, along with related sales and marketing teams, the manufacturing plant located in Baddi, Himachal Pradesh and all plant employees (together the “Business Undertaking”).

As of March 31, 2020, the acquisition of this Business Undertaking was subject to certain closing conditions, such as approval from shareholders and lenders of Wockhardt and other requisite approvals under applicable statutes. Hence, the transaction was not accounted for the year ended March 31, 2020.

The transaction was completed on June 10, 2020.

In view of the COVID-19 pandemic and the consequent government restrictions, there has been a reduction in the revenue from the sales of the products forming part of the Business Undertaking during March and April 2020. Subsequently, through an amendment to the BTA, the Company and Wockhardt have agreed that the deal consideration shall now be upto Rs.18,500, to be paid as per the following terms:

a.	an amount of Rs.14,830 paid on the date of closing;
b.	an amount of Rs.670 to be deposited in an escrow account which shall be released subject to adjustments for, inter alia, net working capital, employee liabilities and certain other contractual and statutory liabilities;
c.	an amount of Rs.3,000 (“Holdback Amount”) which shall be released as follows:
•	If the revenue from sales of the products forming part of the Business Undertaking during the 12 (twelve) months post-closing exceeds Rs.4,800, the Company will be required to pay to Wockhardt, an amount equal to 2 (two) times the amount by which the revenue exceeds Rs.4,800, subject to the maximum of the Holdback Amount.